Stockholder’s equity (Details Narrative) - USD ($)	Jan. 08, 2026	Dec. 26, 2025	Dec. 17, 2025	Dec. 16, 2025	Sep. 23, 2025	Apr. 09, 2025	Dec. 31, 2025	Sep. 22, 2025	Sep. 19, 2025	Jun. 30, 2025	Jun. 29, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share capital					$ 50,000	$ 50,000
Dividend per share		$ 0.10
Dividend rights relinquished resulting in cash outflow reduction		In connection with that dividend, holders of 800,132 shares waived their rights to participate in the distribution. Accordingly, the total cash dividend paid was reduced by $80,013 relative to the amount that otherwise would have been payable on those shares.
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					30,847,500	493,560,000	154,237,500			154,237,500
Common stock, par value			$ 0.000001	$ 0.0128	$ 0.0016	$ 0.0001	$ 0.0128	$ 0.0001		$ 0.0128
Stock holders equity, reverse stock split				1-for-8	executed a 1-for-16 reverse split on Class A ordinary shares effective September 23, 2025	every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”)
Common stock shares issued							1,397,551			113,911	14,580,597
Common stock, buyback			89
Common Class A [Member] | Equity Incentive 2025 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value									$ 0.0016
Common stock shares issued									300,000
Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.0128
Stock holders equity, reverse stock split	executed a 1-for-8 reverse split on Class A shares
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					402,500	6,440,000	8,050,000			8,050,000
Common stock, par value			$ 0.000001	$ 0.0032	$ 0.0016	$ 0.0001	$ 0.0032			$ 0.0032
Stock holders equity, reverse stock split				1-for-2		every 16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each
Common stock shares issued							201,250			201,250	6,440,000
Common stock, buyback			89
Common Class B [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.0032
Stock holders equity, reverse stock split	1-for-2 on Class B shares
Common Class A and B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued										315,161
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						493,560,000
Common stock, par value						$ 0.0001
Common stock, shares cancelled						6,440,000
Stock holders equity, reverse stock split					1-for-16